MUN P-6

                        SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                     FRANKLIN MUNICIPAL SECURITIES TRUST
                              DATED OCTOBER 1, 1999


The prospectus is amended as follows:

I. As of February 1, 2000, the Franklin California High Yield Municipal Fund offers three classes of shares: Class A, Class B and Class C.

II. The section "Performance" for the California High Yield Fund, found on page 8, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 6 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS 1

 Best
 Quarter:
 Q1 '95
 8.28%

 Worst
 Quarter:
 Q1 '94
 -4.86%

 [Insert bar graph]

  94      95    96      97     98     99
-6.07%  18.96% 6.17%  11.71% 7.35%  -6.68%

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                                               SINCE
                                                                             INCEPTION
                                                            1 YEAR   5 YEARS  (5/3/93)
Franklin California High Yield Municipal Fund - Class A2    -10.65%    6.23%    4.70%
Lehman Brothers Municipal Bond Index 3                      -2.06%     6.91%    5.40%


                                                                           SINCE
                                                                       INCEPTION
                                                            1 YEAR  (5/1/96)
Franklin California High Yield Municipal Fund - Class C2     -8.91%   4.39%
Lehman Brothers Municipal Bond Index3                        -2.06%   5.27%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

IV. The section "Fees and Expenses" for the California High Yield Fund, found on page 9, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A  CLASS B 1 CLASS C
------------------------------------------------------------------------------
 Maximum sales charge (load) as a
percentage of offering price              4.25%     4.00%    1.99%
  Load imposed on purchases               4.25%     None     1.00%
  Maximum deferred sales charge (load)    None 2    4.00% 3  0.99% 4
 Exchange fee                             None      None     None

 Please see "Choosing a Share Class" on page 25 for an explanation of how and when these sales charges apply.

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

                                         CLASS A CLASS B 1 CLASS C
------------------------------------------------------------------------------
 Management fees 5                          0.53%   0.53%   0.53%
 Distribution and service (12b-1) fees      0.10%   0.65%   0.65%
 Other expenses                             0.08%   0.08%   0.08%
                                            ---------------------
 Total annual fund operating expenses 5     0.71%   1.26%   1.26%
                                            =====================

 1. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended May 31, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
 2. Except for investments of $1 million or more (see page 25).
 3. Declines to zero after six years.
 4. This is equivalent to a charge of 1% based on net asset value.
 5. For the fiscal year ended May 31, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.26% and total annual fund operating expenses were 0.44% for Class A and 0.99% for Class C, and would have been 0.99% for Class B. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

 EXAMPLE

 This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

 o You invest $10,000 for the periods shown;
 o Your investment has a 5% return each year; and
 o The fund's operating expenses remain the same.

 Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
 If you sell your shares at the end of the period:

 CLASS A                            $494 1  $642     $803   $1,270
 CLASS B                            $528    $700     $892   $1,371 2
 CLASS C                            $325    $496     $785   $1,607
 If you do not sell your shares:
 CLASS B                            $128    $400     $692   $1,371 2
 CLASS C                            $227    $496     $785   $1,607

 1. Assumes a contingent deferred sales charge (CDSC) will not apply.
 2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. The management team for the California High Yield Fund on page 11 is replaced with the following:

 The team responsible for the fund's management is:

 SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

 Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

 BERNARD SCHROER, SENIOR VICE PRESIDENT OF ADVISERS

 Mr. Schroer has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

 JOHN WILEY, VICE PRESIDENT OF ADVISERS

 Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VI. The section "Performance" for the Tennessee Fund, found on page 19, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 5 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

-------------------------------------------------------------------------------
 Best
 Quarter:
 Q1 '95
 7.98%

 Worst
 Quarter:
 Q1 '97
 -4.48%

 [Insert bar graph]

  95     96     97     98      99
18.38%  9.57%  5.88%  6.62%  -6.40%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                                SINCE
                                                               INCEPTION
                                            1 YEAR    5 YEARS  (5/10/94)
--------------------------------------------------------------------------
Franklin Tennessee Municipal Bond Fund 2   -10.41%     5.59%     4.72%
Lehman Brothers Municipal Bond Index 3      -2.06%     6.91%     5.96%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VII. The management team for the Tennessee Fund on page 21 is replaced with the following:

 The team responsible for the fund's management is:

 SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

 Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

 FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

 Mr. Rivera has been an analyst or portfolio manager of the fund since 1996. He joined the Franklin Templeton Group in 1994.

 JOHN WILEY, VICE PRESIDENT OF ADVISERS

 Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VIII. In the section "Choosing A Share Class", which begins on page 25, the following changes are made:

 (a) The first chart on page 25 is replaced with the following:

                             CLASS B (CALIFORNIA        CLASS C (CALIFORNIA
CLASS A                      HIGH YIELD FUND ONLY)      HIGH YIELD FUND ONLY)
-------------------------------------------------------------------------------
o Initial sales              o No initial               o Initial sales
  charge of 4.25% or           sales charge               charge of 1%
  less

o Deferred sales             o Deferred sales           o Deferred sales
  charge of 1% on              charge of 4% on            charge of 1% on
  purchases of $1              shares you sell            shares you sell
  million or more sold         within the first           within 18 months
  within 12 months             year, declining
                               to 1% within six
                               years and
                               eliminated after
                               that

o Lower annual expenses      o Higher annual            o Higher annual
  than Class B or C due        expenses than              expenses than Class A
  to lower distribution        Class A (same as           (same as Class B) due
  fees                         Class C) due to            to higher distribution
                               higher                     fees. No conversion to
                               distribution               Class A shares, so
                               fees. Automatic            annual expenses do not
                               conversion to              decrease.
                               Class A shares
                               after eight
                               years, reducing
                               future annual
                               expenses.

                  THE CALIFORNIA HIGH YIELD FUND BEGAN OFFERING
                       CLASS B SHARES ON FEBRUARY 1, 2000.

 (b) The following is added before the discussion of Class C sales charges on page 26:

  SALES CHARGES - CLASS B

  IF YOU SELL YOUR SHARES                       THIS % IS DEDUCTED FROM
  WITHIN THIS MANY YEARS AFTER BUYING THEM      YOUR PROCEEDS AS A CDSC
---------------------------------------------------------------------------
  1 Year                                        4
  2 Years                                       4
  3 Years                                       3
  4 Years                                       3
  5 Years                                       2
  6 Years                                       1
  7 Years                                       0

  With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see below). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

  MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

  DISTRIBUTION AND SERVICE (12B-1) FEES CLASS B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 26 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

IX. The section "Sales charge waivers" on page 28 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

X. The section "Minimum investments" on page 29 is replaced with the following:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                                 INITIAL       ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                                 $1,000        $50
------------------------------------------------------------------------------
Automatic investment plans                       $50           $50
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $100          $50
------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs    $250          $50
------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their
immediate family members                         $100          $50
------------------------------------------------------------------------------
           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

XI. The section "Account Application" on page 30 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 31). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

XII. Effective July 3, 2000, the following is added to the section "Buying shares" on page 30:

--------------------------------------------------------------------------------
[Insert graphic of phone]  If you have another         Before requesting a
BY PHONE                   Franklin Templeton          telephone purchase,
                           account with your bank      please make sure we
(Up to $100,000 per day)   account information on      have your bank account
1-800/632-2301             file, you may open a new    information on file. If
                           account by phone. The       we do not have this
                           accounts must be            information, you will
                           identically registered.     need to send written
                                                       instructions with your
                           To make a same day          bank's name and
                           investment, please call us  address, a voided check
                           by 1:00 p.m. Pacific time   or savings account
                           or the close of the New     deposit slip, and a
                           York Stock Exchange,        signature guarantee if
                           whichever is earlier.       the ownership of the
                                                       bank and Fund accounts
                                                       is different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

XIII. The section "Automatic Investment Plan" on page 31 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

XIV. The footnote in the section "Distribution Options" on page 31 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

XV. The section "Telephone Privileges" on page 31 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XVI. The following is added after the second paragraph in the section "Exchange Privilege" on page 32:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XVII. The second paragraph of the "By Mail" section in the Selling Shares chart on page 34 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XVIII. The section "Statements and reports" on page 35 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XIX. The section "Dealer compensation" on page 37 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
COMMISSION (%)                            --            3.00        2.00
Investment under $100,000                  4.00        --          --
$100,000 but under $250,000                3.25        --          --
$250,000 but under $500,000                2.25        --          --
$500,000 but under $1 million              1.85        --          --
$1 million or more                   up to 0.75 1      --          --
12B-1 FEE TO DEALER                        0.10         0.15 2      0.65 3

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.



              Please keep this supplement for future reference.